Property, Plant And Equipment, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 3,975	$ 3,503
Accumulated depreciation	(2,785)	(2,666)
Property, plant and equipment, net	1,190	837
Depreciation	454	379	416
Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	3,240	2,873
Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	294	294
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 441	$ 336